EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

16. EQUITY

(a) Common stock and Additional Paid In Capital

The Company was established under the laws of the British Virgin Islands on October 25, 2021. The authorized number of Common stock was 50,000,000 with par value of $0.001 per share. As of December 31, 2021, the Company’s shareholders have not funded the capital of the Common stock in British Virgin Islands and recorded subscription receivable as of December 31, 2021. The Company’s shareholders have funded the $50,000 capital in British Virgin Islands in October and November, 2022.

Upon the Reorganization event described in Note 1, on March 14, 2022, the Company issued the 5,700,000 Common stock of common stock with par value of $0.001 in exchange for all outstanding common stock of Jiangsu Lobo. The Reorganization has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 1, 2023, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued Common stock of 50,000 to 50,000,000, and decreased the par value of Common stock from $1 to $0.001. Then the shareholders surrendered a pro-rata number of Common stock of 44,300,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding Common stock were 5,700,000 of par value of $0.001 per share. All share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are presented on a retroactive basis.

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders as stock dividend. The fair value of the stock dividend is determined to be $2,212,000 at $3.16 per ordinary share. As of October 15, 2023, the Company has 50,000,000 Common stock authorized, with 6,400,000 Common stock issued and outstanding. The stock dividend, all share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are retroactively adjusted.

In March 21, 2024, the Company issued 1,380,000 shares of common stock at $4.00 per share for a total of $5,520,000 gross processed in its Initial Public Offering (IPO). Net proceeds from the IPO was $3,180,963 including $500,000 indemnification escrow funds recorded in restricted cash, net of expenses primarily including legal fees and audit fees.

On December 11, 2024, the Company issued 850,000 shares of common stock at par value of $0.001 per share to the investors of the convertible note. Refer to Note 13 for details.

In March 2025, the Company issued 500,000 shares of common stock for financial consulting service at fair value of $354,950 at $0.71 per share.

As disclosed in Note 13, during the six months ended June 30, 2025, the Company issued 2,762,744 shares of Common stock upon conversion of $1,421,069 convertible debt principal and accrued interest.

(b) Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Net income after taxation can be made up for the cumulative prior years’ losses, if any before allocated to the “Statutory reserve”. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company. As of June 30, 2025 and December 31, 2024, statutory reserve provided were $279,200 and $464,637, respectively.

(c) Dividends

The Company through its PRC subsidiaries paid cash dividends of nil and nil to its shareholders for the years ended December 31, 2024 and 2023, respectively.